Offerings - Offering: 1	Aug. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Webull Class A Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	12,292,419
Proposed Maximum Offering Price per Unit	8.8250
Maximum Aggregate Offering Price	$ 108,480,597.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,981.18
Offering Note	Pursuant to Rule 416 under the Securities Act, Webull is also registering an indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. Capitalized terms not otherwise defined herein shall have the meaning given in the Registration Statement on Form F-3 to which this Exhibit 107 corresponds.

Consists of 12,292,419 Webull Class A Ordinary Shares, including (i) 7,091,780 Webull Class A Ordinary Shares issued as Consideration Shares, (ii) 2,363,927 Webull Class A Ordinary Shares issued as Escrow Shares and (iii) up to 2,836,712 Webull Class A Ordinary Shares to be issued as Adjustment Shares.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Webull Class A Ordinary Shares on August 26, 2026, as reported on Nasdaq, which was $8.825 per Webull Class A Ordinary Share.